CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,823,725)	$ (1,571,469)
Other comprehensive income
Foreign currency translation income	4,661
Comprehensive loss	$ (5,819,064)	$ (1,571,469)